Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000146953 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146953 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000146953 | BlackRock Floating Rate Income Portfolio, Class K Shares, K Shares, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146953 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146953 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146953 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146953 | Alphabet, Inc., , 09/06/2024, 15.19
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | NVIDIA Corp., , 08/23/2024, 39.84
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000146953 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146953 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.10%
C000146953 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	15.40%
C000146953 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.20%
C000146953 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000146953 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000146953 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146953 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146953 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146951 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146951 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000146951 | BlackRock Floating Rate Income Portfolio, Class K Shares, K Shares, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146951 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146951 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146951 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146951 | Alphabet, Inc., , 09/06/2024, 15.19
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | NVIDIA Corp., , 08/23/2024, 39.84
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000146951 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146951 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.10%
C000146951 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	15.40%
C000146951 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.20%
C000146951 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000146951 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000146951 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146951 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146951 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146952 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146952 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000146952 | BlackRock Floating Rate Income Portfolio, Class K Shares, K Shares, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146952 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146952 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146952 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146952 | Alphabet, Inc., , 09/06/2024, 15.19
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | NVIDIA Corp., , 08/23/2024, 39.84
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000146952 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146952 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.10%
C000146952 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	15.40%
C000146952 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.20%
C000146952 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000146952 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000146952 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146952 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146952 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166008 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	11.00%
C000166008 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000166008 | BlackRock Floating Rate Income Portfolio, Class K Shares, K Shares, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000166008 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	1.40%
C000166008 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	1.30%
C000166008 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	1.10%
C000166008 | Alphabet, Inc., , 09/06/2024, 15.19
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | NVIDIA Corp., , 08/23/2024, 39.84
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	27.00%
C000166008 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000166008 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.10%
C000166008 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	15.40%
C000166008 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.20%
C000166008 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000166008 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000166008 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.20%
C000166008 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000166008 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.10%
C000058061 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000058061 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058061 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058061 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | Sanofi SA, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	13.90%
C000058061 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.60%
C000058061 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000058061 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.80%
C000058061 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.10%
C000058061 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.80%
C000058061 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000058061 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000058061 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000058062 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058062 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058062 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | Sanofi SA, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	13.90%
C000058062 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.60%
C000058062 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000058062 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.80%
C000058062 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.10%
C000058062 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.80%
C000058062 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000058062 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000058062 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000058060 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058060 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058060 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | Sanofi SA, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	13.90%
C000058060 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.60%
C000058060 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000058060 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.80%
C000058060 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.10%
C000058060 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.80%
C000058060 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000058060 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000058060 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000182622 | Microsoft Corp., , 09/13/2024, 12.57
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | Apple, Inc., , 08/01/2024, 11.53
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | Amazon.com, Inc., , 08/05/2024, 15.37
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | U.S. Treasury Inflation Linked Notes, , 01/15/2025, 0.25
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | U.S. Treasury Inflation Linked Bonds, , 01/15/2025, 2.375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000182622 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000182622 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | Sanofi SA, , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	13.90%
C000182622 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.60%
C000182622 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.80%
C000182622 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.80%
C000182622 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	8.10%
C000182622 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.80%
C000182622 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000182622 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000182622 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | Other Investment Types
Holdings [Line Items]
Percent of Total Investments	0.30%